Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Dividends, Per Share, Cash Paid	$ 1.0		$ 0.10
First Dividend Paid [Member]
Common Stock, Dividends, Per Share, Cash Paid		$ 0.10
Second Dividend Paid [Member]
Common Stock, Dividends, Per Share, Cash Paid		$ 0.15